INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of current and deferred portion of income tax expenses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax	945,305	935,897	1,560,830
Deferred tax	(208,501)	72,977	83,476
Total	736,804	1,008,874	1,644,306

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income before income tax expenses	4,742,372	5,277,451	7,892,422
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	1,185,593	1,319,363	1,973,106
Effect of different tax rate of subsidiary operation in other jurisdiction	7,236	(4,016)	(10,324)
Effect of non-deductible expenses	57,364	47,467	42,726
Effect of preferential tax rate and tax exemption	(418,997)	(488,462)	(744,996)
Effect of research and development super-deduction	(115,374)	(98,914)	(102,658)
Effect of withholding income tax	—	206,721	470,966
Effect of valuation allowance movement of deferred tax assets	20,982	26,715	15,486
Income tax expense	736,804	1,008,874	1,644,306

Schedule of the effect of preferential tax rates on the income per share

	Year Ended December 31,
	(Amounts in Thousands Except Per Share Data)
	2022	2023	2024
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	418,997	488,462	744,996
Income per share effect-basic	1.34	1.52	2.50
Income per share effect-diluted	1.30	1.49	2.46

Schedule of components of the deferred tax assets and deferred tax liabilities

	December 31,	December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Guarantee liabilities	2,111,910	2,017,547
Provision for accounts receivable and contract assets and financial assets receivable	29,255	—
Provision for loan losses	1,132,843	1,735,395
Depreciation of land use rights and capitalization of interest	42,417	55,539
Net operating loss carry forwards	76,638	78,356
Others	17,500	12,500
Gross deferred tax assets	3,410,563	3,899,337
Valuation allowance on deferred tax assets	(107,302)	(116,174)
Total deferred tax assets	3,303,261	3,783,163
Uncollected revenues	(2,345,550)	(2,841,099)
Withholding income tax	(112,721)	(173,305)
Others	(2,075)	(1,869)
Total deferred tax liabilities	(2,460,346)	(3,016,273)
Net deferred tax assets	842,915	766,890